Related party transactions (Tables)	9 Months Ended
Sep. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions with Cespira	Three Months Ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Sales of goods, services, and other income	$6	$136	$18	$15,679
Inventory purchased, services and other expenses	31	226	465	1,470

Related party balances with Cespira	September 30, 2026	December 31, 2025
Receivables (note 6)	$203	$274
Payables (note 10)	$367	$78